Reinsurance - Components of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Reserves:
Claims liability and other	$ 827	$ 882
Total	29,670	33,169
Guaranteed minimum income benefits
Reserves:
Reserves	170	262
Other annuity benefits
Reserves:
Reserves	22,495	25,633
Life
Reserves:
Reserves	5,655	5,845
Accident and health
Reserves:
Reserves	$ 523	$ 547